Leases - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Renewal term	5 years
Termination option	1 year
Right-of-use asset for lease not commenced	$ 7
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	18 years